GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
GENERAL AND ADMINISTRATIVE EXPENSES [Text Block]
7. GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses are incurred to support the administration of the business that are not directly related to production. Significant components of general and administrative expenses are comprised of the following:

	Year Ended December 31,
	2017	2016
Corporate administration	$3,875	$3,819
Salaries and benefits	8,509	9,387
Audit, legal and professional fees	2,822	2,656
Filing and listing fees	506	441
Directors fees and expenses	749	685
Depreciation	1,032	759
	$17,493	$17,747